Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2025 Portfolio℠
March 31, 2025
VIPF2025-NPRT1-0525
1.830299.119
Bond Funds - 45.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	5,117,549	47,388,507
Fidelity International Bond Index Fund (a)	921,974	8,555,919
Fidelity Long-Term Treasury Bond Index Fund (a)	2,976,553	28,336,785
VIP High Income Portfolio - Initial Class (a)	985,148	4,669,602
VIP Investment Grade Bond II Portfolio - Initial Class (a)	9,032,136	85,534,331
TOTAL BOND FUNDS (Cost $183,046,133)		174,485,144

Domestic Equity Funds - 28.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	366,583	19,472,897
VIP Equity-Income Portfolio - Initial Class (a)	583,229	15,892,977
VIP Growth & Income Portfolio - Initial Class (a)	720,329	21,768,345
VIP Growth Portfolio - Initial Class (a)	366,584	32,215,442
VIP Mid Cap Portfolio - Initial Class (a)	148,591	4,971,864
VIP Value Portfolio - Initial Class (a)	623,603	11,062,710
VIP Value Strategies Portfolio - Initial Class (a)	390,503	5,478,752
TOTAL DOMESTIC EQUITY FUNDS (Cost $74,633,796)		110,862,987

International Equity Funds - 26.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	2,730,874	33,425,900
VIP Overseas Portfolio - Initial Class (a)	2,528,474	67,788,393
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $77,133,276)		101,214,293

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $334,813,205)	386,562,424
NET OTHER ASSETS (LIABILITIES) - 0.0%	(37,155)
NET ASSETS - 100.0%	386,525,269

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	47,014,642	2,995,892	4,546,077	-	(202,815)	2,126,865	47,388,507	5,117,549
Fidelity International Bond Index Fund	15,492,655	818,170	7,780,930	-	(289,266)	315,290	8,555,919	921,974
Fidelity Long-Term Treasury Bond Index Fund	27,307,986	2,730,281	2,758,905	261,759	267	1,057,156	28,336,785	2,976,553
VIP Contrafund Portfolio - Initial Class	20,147,098	3,017,573	2,067,476	603,371	(22,968)	(1,601,330)	19,472,897	366,583
VIP Emerging Markets Portfolio - Initial Class	36,318,807	1,971,944	7,098,864	-	85,403	2,148,610	33,425,900	2,730,874
VIP Equity-Income Portfolio - Initial Class	16,438,299	1,172,511	2,142,144	119,220	(4,937)	429,248	15,892,977	583,229
VIP Growth & Income Portfolio - Initial Class	22,546,540	1,920,233	2,510,858	212,235	(4,375)	(183,195)	21,768,345	720,329
VIP Growth Portfolio - Initial Class	33,389,766	4,635,307	2,740,671	373,813	(50,005)	(3,018,955)	32,215,442	366,584
VIP High Income Portfolio - Initial Class	4,750,857	307,029	409,077	8,772	(22,851)	43,644	4,669,602	985,148
VIP Investment Grade Bond II Portfolio - Initial Class	79,485,409	11,870,929	8,134,742	18,152	(34,490)	2,347,225	85,534,331	9,032,136
VIP Mid Cap Portfolio - Initial Class	5,175,374	911,009	564,524	224,060	(7,624)	(542,371)	4,971,864	148,591
VIP Overseas Portfolio - Initial Class	66,017,272	5,463,986	7,095,660	729,623	(85,272)	3,488,067	67,788,393	2,528,474
VIP Value Portfolio - Initial Class	11,551,167	1,416,008	1,177,945	419,213	(15,832)	(710,688)	11,062,710	623,603
VIP Value Strategies Portfolio - Initial Class	5,737,612	797,133	522,723	99,477	(18,066)	(515,204)	5,478,752	390,503
	391,373,484	40,028,005	49,550,596	3,069,695	(672,831)	5,384,362	386,562,424

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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